Supplemental information on statement of cash flows	12 Months Ended
Dec. 31, 2022
Supplemental Information On Statement Of Cash Flows
Supplemental information on statement of cash flows

36.	Supplemental information on statement of cash flows

	2022	2021	2020
Amounts paid/received during the year:
Withholding income tax paid on behalf of third-parties	1,413	904	770
Transactions not involving cash
Purchase of property, plant and equipment on credit	19	−	310
Lease	6,923	6,945	4,255
Provision/(reversals) for decommissioning costs	3,260	(1,082)	5,174
Use of tax credits and judicial deposit for the payment of contingency	1,236	1,173	2
Assets received due to the increase of interest in concessions without disbursement	−	165	−
Remeasurement of property, plant and equipment acquired in previous periods	24	−	−
Earn Out related to Atapu and Sépia groups	694	54	−

The balance of Cash and cash equivalents in the Statements of Cash Flows includes amounts related to assets classified as held for sale, as shown in the reconciliation below:

	2022	2021
Reconciliation of the balance at the beginning of the period
Cash and cash equivalents in statements of financial position	10,467	11,711
Cash and cash equivalents classified as assets held for sale (note 30)	13	14
Cash and cash equivalents according to Statements of Cash Flows (opening balance)	10,480	11,725
Reconciliation of the balance at the end of the period
Cash and cash equivalents in statements of financial position	7,996	10,467
Cash and cash equivalents classified as assets held for sale (note 30)	−	13
Cash and cash equivalents according to Statements of Cash Flows (closing balance)	7,996	10,480

36.1.	Reconciliation of Depreciation, depletion and amortization with Statements of Cash Flows

	2022	2021	2020
Depreciation of Property, plant and equipment	14,618	12,955	12,326
Amortization of Intangible assets	77	60	66
Capitalized depreciation	(1,343)	(1,240)	(973)
Depreciation of right of use - recovery of PIS/COFINS	(134)	(80)	26
Depreciation, depletion and amortization in the Statements of Cash Flows	13,218	11,695	11,445